Exhibit 99.20

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
CIM2021J10003	Original Balance	Per Tape	Per Data	Loan amount taken from note
CIM2021J10003	Property Address	Per Tape	Per Data	Address Pulled From Note
CIM2021J10003	First Payment Date	Per Tape	Per Data	First Payment Date taken from note